Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brooge Petroleum and Gas Investment Company FZE (Member)
Statement Line Items [Line Items]
Country of incorporation	United Arab Emirates
Percentage of ownership	100.00%	0.00%
BPGIC International (formerly known as Twelve Seas) [Member]
Statement Line Items [Line Items]
Country of incorporation	Cayman Islands
Percentage of ownership	100.00%	0.00%